Accounts Receivable	12 Months Ended
Jan. 03, 2016
Receivables [Abstract]
Accounts Receivable
Accounts Receivable

Accounts receivable (in millions):	Balance at year-end
	2015	2014
Commercial and other receivables	$325.5	$357.5
U.S. Government and prime contractors contract receivables:
Billed receivables	19.9	17.3
Unbilled receivables	33.9	33.7
	379.3	408.5
Reserve for doubtful accounts	(6.3)	(7.8)
Total accounts receivable, net	$373.0	$400.7

The billed contract receivables from the U.S. Government and prime contractors contain $12.9 million and $12.6 million at January 3, 2016, and December 28, 2014, respectively, due to long-term contracts. The unbilled contract receivables from the U.S. Government and prime contractors contain $33.8 million and $29.4 million at January 3, 2016, and December 28, 2014, respectively, due to long-term contracts.
Unbilled contract receivables represent accumulated costs and profits earned but not yet billed to customers. The Company believes that substantially all such amounts will be billed and collected within one year.